Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Summary of Disaggregation of Revenue
Disaggregation of Revenue

	2019			2020			2021
Revenue Stream	Revenue From Contracts With Customers	Revenue From Other Sources	Total	Revenue From Contracts With Customers	Revenue From Other Sources	Total	Revenue From Contracts With Customers	Revenue From Other Sources	Total
Products	$18,817	$985	$19,802	$133,794	$862	$135,656	$414,114	$1,540	$415,654
Services	3,340	—	3,340	3,497	—	3,497	5,774	—	5,774

Total Revenue	$22,157	$985	$23,142	$137,291	$862	$139,153	$419,888	$1,540	$421,428

Summary of Remaining Performance Obligations in (Partially) Unsatisfied Long-term Contracts
Remaining performance obligations in (partially) unsatisfied long-term contracts:

	Deferred Revenue
	2020	2021
Balance at start of the period	2,639	1,760
Recognized revenue from prior years’ invoicing	(2,348)	(1,760)
Amounts invoiced to be recognized over time	2,509	4,149
Recognized revenue from current year invoicing	(1,131)	(2,703)
Foreign exchange impact	91	71

Balance at end of the period	1,760	1,517